Going Concern (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Going Concern Details Narrative
Net loss	$ 491,999	$ (16,420)
Cash flow from operations	(107,419)	$ (122,760)
Working capital	$ (237,700)